Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund
Investment Grade Convertible Fund Summary
Investment Objective
The Fund seeks to provide a high level of current income together with long-term capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 21 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Investment Grade Convertible Fund	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Investment Grade Convertible Fund	Class A	Class I
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	none	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.71%	0.35%
Total Annual Fund Operating Expenses	1.46%	1.10%
Fee Waiver/Expense Reimbursement	none	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%	1.00%	[1]
[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class I shares do not exceed 1.00% until at least February 28, 2013.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Investment Grade Convertible Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	346	652	981	1,911
Class I	102	340	597	1,331

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 35%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks. The Fund may invest a portion of its assets in
American Depository Receipts.

Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade securities convertible into common stock and synthetic convertible securities. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Fund may invest up to 20% of its net assets (as defined above) in un-rated or below-investment-grade securities. Lower quality or below-investment-grade debt securities are sometimes referred to as "junk bonds." See "Risks associated with investing in below-investment-grade securities" and the Appendix.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Interest rates rise.

o An issuer's credit quality is downgraded or an issuer defaults. This risk is greater for any investments in below investment grade rated debt.

o The rate of inflation increases.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency. In addition, the Fund is subject to the risks related to investments in below-investment-grade debt securities.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Merrill Lynch All Investment Grade Convertibles Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
VictoryFunds.com.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 14.05% (quarter ended June 30, 2009) Lowest -19.04% (quarter ended September 30, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Investment Grade Convertible Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	(6.25%)	(0.54%)		2.37%
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	(7.34%)	(2.01%)		1.24%
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	(3.87%)	(1.11%)		1.50%
Class I	CLASS I Before Taxes	(3.98%)	(1.33%)	[1]		Aug. 31, 2007
Merrill Lynch All Investment Grade Convertibles Index	Merrill Lynch All Investment Grade Convertibles Index Index returns reflect no deduction for fees, expenses, or taxes.	(3.14%)	(1.04%)		1.59%
[1]	Performance is from August 31, 2007, inception date of Class I shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.